Drinker Biddle & Reath LLP

191 N. Wacker Drive

Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

November 9, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust

    (File Nos. 333-173967 and 811-22555) (the “Registrant”)

Dear Sir or Madam:

On behalf of the Registrant, I hereby transmit for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund dated October 27, 2017, filed pursuant to Rule 497(e) on October 27, 2017 (accession number: 0001193125-17-321510).

Questions and comments may be directed to the undersigned at (215) 988-1146, or in my absence, Veena K. Jain at (312) 569-1167.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

Copy to:	Peter K. Ewing Ann Marie Halter Craig R. Carberry, Esq. Jose J. Del Real, Esq. Veena K. Jain, Esq. Kellilyn Greco, Esq.